Intangible Assets - Schedule of Intangible Assets and Related Accumulated Amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible assets
Gross carrying value	¥ 232,901		¥ 232,138
Accumulated amortization	(46,242)		(20,804)
Impairment amount	(17,379)		(17,379)
Net Carrying Amount	169,280	$ 24,543	193,955
License
Intangible assets
Gross carrying value	93,952		93,952
Accumulated amortization	(18,806)		(9,411)
Net Carrying Amount	75,146		84,541
Customer relationship
Intangible assets
Gross carrying value	18,000		18,000
Accumulated amortization	(2,692)		(2,692)
Impairment amount	(15,308)		(15,308)
Supplier relationship
Intangible assets
Gross carrying value	17,000		17,000
Accumulated amortization	(8,154)		(2,500)
Net Carrying Amount	8,846		14,500
Developed technology
Intangible assets
Gross carrying value	72,500		72,500
Accumulated amortization	(10,593)		(3,575)
Impairment amount	(2,071)		(2,071)
Net Carrying Amount	59,836		66,854
In-process research and development intangible assets
Intangible assets
Gross carrying value	27,000		27,000
Accumulated amortization	(3,885)		(1,191)
Net Carrying Amount	23,115		25,809
Software
Intangible assets
Gross carrying value	3,223		2,760
Accumulated amortization	(1,644)		(1,073)
Net Carrying Amount	1,579		1,687
Trade names
Intangible assets
Gross carrying value	779		716
Accumulated amortization	(341)		(266)
Net Carrying Amount	438		450
Others
Intangible assets
Gross carrying value	447		210
Accumulated amortization	(127)		(96)
Net Carrying Amount	¥ 320		¥ 114